Securities at fair value through other comprehensive income and securities at amortized cost - Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Debt securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		₩ 92,016,210	₩ 88,637,000
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	9,266,696	3,379,210
Ending balance		101,282,906	92,016,210
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		91,955,452	88,545,051
Transfer (from) to 12-month expected credit loss		5,276	3,798
Transfer (from) to life time expected credit loss		(2,939)	0
Net increase and decrease	[1]	9,298,286	3,406,603
Ending balance		101,256,075	91,955,452
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		60,758	91,949
Transfer (from) to 12-month expected credit loss		(5,276)	(3,798)
Transfer (from) to life time expected credit loss		2,939	0
Net increase and decrease	[1]	(31,590)	(27,393)
Ending balance		26,831	60,758
Debt securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		33,326,187	35,697,910
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(1,373,128)	(2,371,723)
Ending balance		31,953,059	33,326,187
Debt securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		33,322,543	35,690,387
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(1,369,484)	(2,367,844)
Ending balance		31,953,059	33,322,543
Debt securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance		3,644	7,523
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Net increase and decrease	[1]	(3,644)	(3,879)
Ending balance		₩ 0	₩ 3,644

[1]	Includes the effects of purchases, disposals, redemptions, valuations, changes in foreign exchange rates, and the amortization of fair value adjustments recognized through business combination accounting, among others.